Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Pay vs Performance Table
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Pay versus Performance Table

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2024, 2023, and 2022, and the cumulative shareholder return on our Common Stock and our net income over the same time period.

Year	Summary Compensation Table Total for PEO Mark C. Hanna(1)	Summary Compensation Table Total for PEO Aubrey M. Wilkerson (2)	Compensation Actually Paid to PEO Mark C. Hanna(1)(2)	Compensation Actually Paid to PEO Aubrey M. Wilkerson(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income
2024	-	$625,185	-	$640,677	$459,505	$466,401	$121	$7,285,000
2023	$964,061	$433,237	$938,515	$423,478	$362,878	$352,213	$141	$2,771,000
2022	$657,695	-	$625,140	-	$390,110	$376,410	$110	$8,300,000

 ______________________

(1)	Mark C. Hanna was our PEO until April 2023 and all of 2022. Aubrey M. (Mike) Wilkerson was PEO beginning April 2023.
(2)	The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation “actually paid” to our PEO during each of the years in question:

Adjustments to determine compensation “actually paid” for PEO, Mark C. Hanna	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	--	$(86,115)	$(81,999)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	--	$0	$0
Increase for fair value of awards granted during year that remained unvested at year-end	--	$74,363	$60,788
Increase for fair value of awards granted during year that vested during year	--	$0	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	--	$(12,329)	$(12,877)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	--	$(1,464)	$1,533
Deduction for fair value of awards granted in a prior year that were forfeited during year	--	$0	$0
Increase based upon incremental fair value of awards modified during year	--	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting	--	$0	$0
Total Adjustments	--	$(25,546)	$(32,555)

(3)

During 2024, our remaining NEOs consisted of Barton E. Black and Lisa F. Campbell. During 2023, our remaining NEOs consisted of Barton E. Black and Paul E. Eberly. During 2022, our remaining NEOs consisted of Barton E. Black Aubrey M. (Mike) Wilkerson.

(4)

The following table sets forth the adjustments made during each year represented in the table above to arrive at average compensation “actually paid” to our remaining NEOs during each of the years in question:

Adjustments to determine compensation “actually paid” for PEO, Aubrey M. Wilkerson	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column inthe Summary Compensation Table	$(107,978)	$(39,738)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0
Increase for fair value of awards granted during year that remained unvested at year-end	$122,857	$34,315
Increase for fair value of awards granted during year that vested during year	$0	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year- end	$1,891	$(3,919)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(1,278)	$(416)
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0
Total Adjustments	$15,492	$(9,758)
Adjustments to determine compensation “actually paid” for non-PEO NEOs	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(49,953)	$(36,487)	$(39,211)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0	$0
Increase for fair value of awards granted during year that remained unvested at year-end	$56,836	$31,507	$29,068
Increase for fair value of awards granted during year that vested during year	$0	$0	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	$1,246	$(5,083)	$(4,037)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(1,233)	$(602)	$480
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0	$0
Total Adjustments	$6,896	$(10,665)	$(13,700)

(5)

Total shareholder return is calculated assuming a fixed investment of $100 in the Common Stock based on the closing price on December 31, 2020, the last trading day prior to January 1, 2021, assuming reinvestment of dividends, through and including the end of each fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2024, 2023, and 2022, and the cumulative shareholder return on our Common Stock and our net income over the same time period.

Year	Summary Compensation Table Total for PEO Mark C. Hanna(1)	Summary Compensation Table Total for PEO Aubrey M. Wilkerson (2)	Compensation Actually Paid to PEO Mark C. Hanna(1)(2)	Compensation Actually Paid to PEO Aubrey M. Wilkerson(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income
2024	-	$625,185	-	$640,677	$459,505	$466,401	$121	$7,285,000
2023	$964,061	$433,237	$938,515	$423,478	$362,878	$352,213	$141	$2,771,000
2022	$657,695	-	$625,140	-	$390,110	$376,410	$110	$8,300,000

 ______________________

(1)	Mark C. Hanna was our PEO until April 2023 and all of 2022. Aubrey M. (Mike) Wilkerson was PEO beginning April 2023.
(2)	The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation “actually paid” to our PEO during each of the years in question:
Adjustments to determine compensation “actually paid” for non-PEO NEOs	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(49,953)	$(36,487)	$(39,211)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0	$0
Increase for fair value of awards granted during year that remained unvested at year-end	$56,836	$31,507	$29,068
Increase for fair value of awards granted during year that vested during year	$0	$0	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	$1,246	$(5,083)	$(4,037)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(1,233)	$(602)	$480
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0	$0
Total Adjustments	$6,896	$(10,665)	$(13,700)

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to determine compensation “actually paid” for PEO, Aubrey M. Wilkerson	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column inthe Summary Compensation Table	$(107,978)	$(39,738)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0
Increase for fair value of awards granted during year that remained unvested at year-end	$122,857	$34,315
Increase for fair value of awards granted during year that vested during year	$0	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year- end	$1,891	$(3,919)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(1,278)	$(416)
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0
Total Adjustments	$15,492	$(9,758)

Additional 402(v) Disclosure [Text Block]

Total shareholder return is calculated assuming a fixed investment of $100 in the Common Stock based on the closing price on December 31, 2020, the last trading day prior to January 1, 2021, assuming reinvestment of dividends, through and including the end of each fiscal year.

PEO Name	Mark C. Hanna was our PEO until April 2023 and all of 2022. Aubrey M. (Mike) Wilkerson was PEO beginning April 2023.
PEO Total Compensation Amount	$ 0	$ 964,061	$ 657,695
PEO Total Compensation Amount Second	625,185	433,237	0
PEO Total Compensation Amount Third	0	938,515	625,140
PEO Actually Paid Compensation Amount	640,677	423,478	0
Non-PEO NEO Average Total Compensation Amount	459,505	362,878	390,110
Non-PEO NEO Average Compensation Actually Paid Amount	466,401	352,213	376,410
Total Shareholder Return Amount	121,000	141,000	110,000
Net Income (Loss)	$ 7,285,000,000	$ 2,771,000,000	$ 8,300,000,000